Income taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit), excluding the net change in valuation allowance	$ 265,360	$ 329,218	$ 22,530
Deferred tax (benefit) expense related to the net change in valuation allowance	(14,856)	(49,149)	(32,116)
Current tax expense (benefit)	73,200	10,987	(154,511)
Income tax expense (benefit)	323,704	291,056	(164,097)
Ireland
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit), excluding the net change in valuation allowance	261,669	300,646	25,648
Deferred tax (benefit) expense related to the net change in valuation allowance	16,360	957	5,621
Current tax expense (benefit)	41,838	13,147	(159,730)
Other
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit), excluding the net change in valuation allowance	3,691	28,572	(3,118)
Deferred tax (benefit) expense related to the net change in valuation allowance	(31,216)	(50,106)	(37,737)
Current tax expense (benefit)	$ 31,362	$ (2,160)	$ 5,219